European Principal Company	12 Months Ended
Dec. 31, 2010
European Principal Company

20. European Principal Company

In May 2011, the Company approved, subject to successful works council consultations, plans to reorganize its European operations to function under a centralized management and value chain model. After completing the reorganization in 2012, the European Principal Company (“EPC”) will manage the European segment centrally. The European subsidiaries will execute sales and distribution locally, and local production companies will act as toll manufacturers on behalf of the EPC. The Company expects to incorporate the EPC in The Netherlands.

As part of the planning for this reorganization, the Company recognized non-recurring costs of $3,534 and $13,468 for the three and nine months ended September 30, 2011, respectively, which are classified in selling, general and administrative expenses in the consolidated statements of operations. In addition, the Company recognized capital expenditures of $6,233 and $14,911 for the three and nine months ended September 30, 2011, respectively, which are recorded as part of Property, Plant and Equipment. The Company also recorded restructuring and implementation liabilities of $0 and $2,430 for the three and nine months ended September 30, 2011, respectively.